Share Capital and Warrants	12 Months Ended
Dec. 31, 2023
Share Capital and Warrants [Abstract]
SHARE CAPITAL AND WARRANTS

19. SHARE CAPITAL AND WARRANTS

Share capital

As at December 31, 2023 the Company’s authorized share capital consists of an unlimited number of common shares without a nominal or par value. The following table along with note 5 summarizes the changes to the Company’s common share capital:

	Number of shares	Amount($000’s)
Shares outstanding
Balance, December 31, 2021 and 2022	1	$15
Issuance of new common shares per De-Spac Transaction	43,690,533	-
Issuance for exercise of bond warrants	15,769,183	38,911
Issuance to MBSC shareholders – Class A and Class B	5,005,707	62,959
Issuance of new common shares for PIPE investment	4,177,091	56,630
Balance, December 31, 2023	68,642,515	$158,515

Bondholder warrants

As at December 31, 2022, GFI had 312,500 bondholder warrants outstanding which entitled the holders of these warrants, in aggregate, the right to purchase 25% of GFI’s issued and outstanding common shares commencing October 18, 2021 at $0.01 per shares. As at December 31, 2022, the bondholders had the right to acquire 2,983,866 common shares of GRI at $0.01 per share based on an exchange ratio of 9.55.

On September 20, 2023, with the closing of the De-Spac Transaction the 312,500 outstanding bondholder warrants were exchanged into 3,225,810 GRI common shares of which 2,886,565 were exchanged for 15,769,183 common shares of Greenfire and 339,245 were cancelled in exchange for cash consideration of $25.5 million.

As at December 31, 2023 there were no bondholder warrants remaining.

Per share amounts

The Company uses the treasury stock method to determine the dilutive effect of performance and bondholder warrants. Under this method, only “in-the-money” dilutive instruments impact the calculation of diluted income (loss) per share. Net income (loss) per share was calculated using the historical weighted average shares outstanding, scaled by the applicable exchange ratio following the completion of the De-Spac Transaction.

The following table summarizes the Company’s basic and diluted net income (loss) per share:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Weighted average shares outstanding- basic	54,425,083	48,911,099	42,609,296
Dilutive effect of bond and performance warrants	-	21,019,068	5,488,834
Weighted average shares outstanding- diluted	54,425,083	69,930,167	48,098,130
Basic $ per share	$(2.49)	$2.69	$15.52
Diluted $ per share	$(2.49)	$1.88	$13.75

In computing the diluted net loss per share for the year ended December 31, 2023, the Company excluded the effect of 7,526,667 New Greenfire Warrants and 3,617,016 Performance Warrants as their effect in anti-dilutive. (December 31, 2022 and 2021 no warrants were excluded).

Performance warrants

In February 2022, the Company implemented a warrant plan (“Performance Warrants”) as part of the Company’s long-term incentive plan for employees and service providers. These Performance Warrants had both performance and time vesting criteria before there is the ability to exercise the option to purchase one common share of the Company for each Performance Warrant. On September 20, 2023 with the closing of the De-Spac Transaction there were 739,912 GRI performance warrants outstanding, 661,971 were converted into 3,617,016 Greenfire performance warrants and 77,941 were cancelled for cash consideration of $4.5 million.

The table below summarizes the outstanding warrants as if the warrant exchange ratio used to exchange GRI common shares into Greenfire common shares had occurred on January 1, 2022 and equates to the total common shares issuable to performance warrant holders:

	Year ended December 31, 2023		Year ended December 31, 2022
	Number of Warrants	Weighted Average Exercise Price $US	Number of Warrants	Weighted Average Exercise Price $US
Performance Warrants outstanding
Balance, beginning of period	3,895,449	$2.89	-	$-
Performance warrants issued	186,257	8.35	4,159,546	2.91
Performance warrants forfeited	(38,820)	3.34	(264,097)	3.13
Performance warrants cancelled	(425,870)	3.15	-	-
Balance, end of period	3,617,016	$3.15	3,895,449	$2.89
Common shares issuable on exchange	3,617,016	-	3,895,449	-

The fair market value of the performance warrants was $11.0 million on the date of issuance. The exchange of the GRI performance warrants to Greenfire performance warrants did not result in an increase to the fair value of the warrants, therefore no additional expense was recorded. The fair value of each performance warrant was estimated on its grant date using the Black Scholes Merton valuation model with the following assumptions:

	2023 Assumptions	2022 Assumptions
Average risk-free interest rate	4.2%	1.46%
Average expected dividend yield	-	-
Average expected volatility[1]	70%	60%
Average expected life (years)	2-5	3-5

[1]	Expected volatility has been based on historical share volatility of similar market participants

The performance warrants expire 10 years after the issuance date. On September 20, 2023, with the closing of the De-Spac Transaction, all outstanding performance warrants vested and became exercisable. As a result, the remaining unrecognized fair market value of the performance warrants was immediately recorded as stock-based compensation, and a total of $9.2 million was expensed. For the year ended December 31, 2023, the Company recorded $9.8 million (2022-$1.2 million, 2021 -$nil) of stock-based compensation related to the performance warrant plan.